Class K [Member] Performance Management - Class K - BlackRock Unconstrained Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Class K Shares do not have a performance history for a full calendar year as of the date of this prospectus. As a result, the chart and the table give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Class K Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. Effective March 1, 2022, the Fund changed its name, investment objective, investment process and investment strategies. Performance shown below prior to March 1, 2022 is based on the investment process and investment strategies utilized by the Fund prior to March 1, 2022 under the name “BlackRock Long-Horizon Equity Fund.” The table compares the Fund’s performance to that of the MSCI World Index (Net). To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	Class K Shares do not have a performance history for a full calendar year as of the date of this prospectus.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Class K Shares do not have a performance history for a full calendar year as of the date of this prospectus. As a result, the chart and the table give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS BlackRock Unconstrained Equity Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 17.81% (quarter ended June 30, 2020) and the lowest return for a quarter was -19.66% (quarter ended March 31, 2020). The year-to-date return as of June 30, 2025 was 9.23%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.23%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	17.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020